Note 15 - Financial Instruments - Components of AOCI of Unrealized Losses on Cash Flow Hedges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance
Effective portion of changes in fair value of interest swap contracts	(1,361)
Balance	$ (1,361)